UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21044

UM Investment Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

UM Investment Trust

Schedule of Portfolio Investments as of September 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

Undiscovered Managers Multi-Strategy Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)

Liquidity	Security Description	Value

	Long-Term Investments — 96.7%
	Investment Vehicles — 96.7% (f) (i)
	Event Driven - Distressed — 12.7%
Quarterly	Boldwater Capital Partners Fund, LP *	$7,101,245
Quarterly	Contrarian Capital Fund I, LP *	9,932,203
Quarterly	DDJ October Fund Onshore Feeder, LP *	8,714,404
Quarterly	Mast Credit Opportunities I, LP *	10,279,326

		36,027,178

	Event Driven - Multi Strategy — 3.2%
Quarterly	Canyon Value Realization Fund (Cayman), Ltd. *	9,065,456

	Long/Short - Europe — 6.9%
Quarterly	Concentric European Fund, Ltd. *	8,187,705
Quarterly	Glenrock Global Partners (QP), LP *	11,362,776

		19,550,481

	Long/Short - General — 18.3%
Quarterly	Bonanza Partners, LP *	10,359,484
Quarterly	Defiance Asset Management Fund, LP	10,737,410
Annually	Lafayette Street Fund, LP *	12,581,054
Quarterly	The J-K Navigator Fund, LP *	8,372,249
Quarterly	The SC Fundamental Value Fund, LP *	9,637,858

		51,688,055

	Long/Short - Global — 2.7%
Quarterly	Enso Global Equities Partnership, LP *	7,550,840

	Long/Short - Japan — 5.8%
Quarterly	NE Asia Value Onshore Partners, LP *	5,290,831
Quarterly	Standard Pacific Japan Fund, LP	11,111,003

		16,401,834

	Long/Short - Sector — 32.0%
Quarterly	BP Capital Energy Equity Fund, LP *	11,037,888
Quarterly	Connective Capital I (QP), LP *	8,755,357
Quarterly	CRM Windridge Partners, LP *	8,993,294
Quarterly	Crosslink Partners II, LP *	9,542,576
Quarterly	DAFNA Fund, LLC, Series C *	3,867,495
Monthly	Ecofin Global Utilities Hedge Fund, LP *	7,296,485
Quarterly	Longbow Partners, LP *	8,693,324
Quarterly	MPM BioEquities Fund, LP *	3,948,357
Monthly	Oceanic Hedge Fund *	12,370,213
Quarterly	Vardon Hybrid Fund, LP *	8,198,981
Quarterly	Ventana Partners II, LP *	7,628,811

		90,332,781

	Short — 15.1%
Daily	AdvantHedge Fund, LP *	1,570,395
Quarterly	Arcas Fund II, LP	5,761,025
Quarterly	Contra Strategic Short Fund, LP *	6,832,590
Quarterly	Dialectic Antithesis Partners, LP *	6,475,274
Quarterly	Kingsford Capital Partners, LP *	6,680,556
Quarterly	SC Opportunity Fund, LP **	7,381,061
Quarterly	Senium Fund, LP *	2,942,250
Quarterly	Standard Pacific Credit Opportunities Fund, LP *	4,902,545

		42,545,696

	Total Investments — 96.7% (Cost $230,344,558)	$273,162,321
	Other Assets in Excess of Liabilities — 3.3%	9,302,027

	Net Assets — 100.0%	$282,464,348

Undiscovered Managers Multi-Strategy Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)

Percentages indicated are based on net assets.

(f)	Fair valued investments.
(i)	Securities have been deemed illiquid and restricted pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

* All or a portion of this investment is subject to a lockup provision ranging from daily to 1 year.

** A portion of this investment is subject to a lockup provision of 2 years.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,363,781
Aggregate gross unrealized depreciation	(2,546,018)

Net unrealized appreciation/depreciation	$42,817,763

Federal income tax cost of investments	$230,344,558

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(a)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UM Investment Trust

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2006